Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 149	$ 205
Deposits designated at FVTPL	34,074	26,802
Derivative instrument liabilities	281	391
Other liabilities designated at FVTPL	56	22
Other financial liabilities measured at fair value	$ 118	$ 102